Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 1,417,336	$ (4,187,999)	$ 3,466,331
Plus: (Gain) loss from discontinued operations, net of taxes	(1,374,342)	1,775,879	(3,124,689)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization	98,349	93,780	117,550
Depreciation	1,940,518	1,638,360	1,436,609
Loss on disposal of property, plant and equipment	86,015	3,662	292,208
Impairment of property, plant and equipment			4,786
Allowance for doubtful accounts		768	56,336
Stock compensation expense	34,121	470,109	11,706
Shares issued to an employee		1,999	1,969
Interest received from available-for-sale investments	(13)
Deferred tax benefit	(604)	93,907	(93,553)
Foreign exchange	67,828	(390,511)	(292,090)
Changes in operating assets and liabilities:
Accounts and bills receivable, net	(6,656,556)	(3,974,939)	(8,278,735)
Prepaid expenses	135,753	(74,341)	120,750
Deposits and other assets	(139,251)	22,616	(228,652)
Legal claims receivable	15,730	5,077,737	10,089
Amount due from a jointly-controlled entity	13,694	7,937	47,892
Inventories	(226,182)	(1,040,759)	451,576
Accounts payable	1,573,958	3,003,617	(1,710,966)
Discounted bills		(3,354,398)	3,361,966
Accrued salaries, allowances and other employee benefits	184,139	927,917	76,383
Other accrued liabilities	(542,056)	491,005	1,012,085
Accrual for loss contingencies	(19)	(912,192)	10,045
Amount due to a related party			51,843
Income tax payable	663,564	(458,708)	195,982
Cash used in operating activities - continuing operations	(2,708,018)	(784,554)	(3,002,579)
Cash provided by (used in) operating activities - discontinued operations	16,078,896	(9,237,674)	8,178,541
Net cash provided by (used in) operations	13,370,878	(10,022,228)	5,175,962
Cash flows from investing activities:
Proceeds from disposal of property, plant and equipment		1,458	11,350
Deposits paid for purchase of property, plant and equipment	(3,365)		(145,535)
Purchases of property, plant and equipment	(543,188)	(4,446,340)	(1,035,623)
Increase in land use rights			(72,213)
Decrease (increase) in time deposits	1,567,786	(1,494,953)	4,380,440
Proceeds from disposal of available-for-sale investments	9,000,000	15,986,532	31,962,236
Purchases of available-for-sale investments	(8,999,987)	(3,000,000)	(31,977,976)
Proceeds from maturity of convertible note and related interest receivable			6,102,487
Cash provided by investing activities - continuing operations	1,021,246	7,046,697	9,225,166
Cash used in investing activities - discontinued operations	(240,763)	(217,028)	(927,679)
Net cash provided by investing activities	780,483	6,829,669	8,297,487
Cash flows from financing activities:
Receipts (deposits) of restricted cash	15,420,274	(14,503,181)	(19,044)
Proceeds from short-term bank loans		21,479,662
Settlement of short-term bank loans	(8,930,492)	(9,216,587)
Purchases of treasury stock			(2,136)
Cash provided by (used in) financing activities - continuing operations	6,489,782	(2,240,106)	(21,180)
Cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities	6,489,782	(2,240,106)	(21,180)
Effect of foreign exchange rate changes on cash	(53,594)	(170,747)	43,445
Net increase (decrease) in cash and cash equivalents	20,587,549	(5,603,412)	13,495,714
Cash and cash equivalents at beginning of fiscal year	19,205,184	24,808,596	11,312,882
Cash and cash equivalents at end of fiscal year	39,792,733	19,205,184	24,808,596
Supplemental disclosure information:
Cash paid for interest	106,599	270,823	69,665
Cash paid for taxes	$ 569,645	$ 623,151	$ 222,438